SHARE OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Share Option Activity Under 2006 Option Plan and 2007 Incentive Plan

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2012	9,551,585	1.96	6.76	0.00
Granted	—
Exercised	—
Forfeited	(5,364,860)	2.03
Expired	—

Outstanding, December 31, 2012	4,186,725	1.86	5.53	0.00

Vested and expected to be vested at December 31, 2012	4,186,725	1.86	5.53	0.00

Exercisable at December 31, 2012	3,750,601	1.72	5.36	0.00

	Number of options	Weighted- average grant- date fair value
		(US$)

Unvested, January 1, 2012	2,364,259	0.96
Granted	—
Vested	(827,613)	1.04
Forfeited	(1,100,523)	0.91

Unvested, December 31, 2012	436,124	0.94

RSU Activity Under 2007 Incentive Plan

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)

Unvested, January 1, 2012	793,750	5.30	777,875
Granted	450,000	1.10
Vested	(218,122)	5.10	241,553
Forfeited	(359,063)	5.46

Unvested, December 31, 2012	666,565	2.45	673,231

Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2010, and 2011, respectively, with the following assumptions. No share options were granted in 2012.

	Granted in 2010		Granted in 2011

Risk-free interest rate		0.25% – 3.31%	3.33%
Expected dividend yield		0%	0%
Expected volatility		80%	80%
Sub-optimal early exercise factor		3-4 times	2.5 times
Fair value of ordinary shares	From US$ to US$	1.39 2.49	US$1.71

Compensation Expense Relating to Share Options and RSU

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	7,898	5,177	2,971	477
Selling expenses	4,184	4,223	971	156
General and administrative expenses	18,365	27,929	3,264	524
Research and development expenses	1,516	1,002	576	92

	31,963	38,331	7,782	1,249